Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2016		Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 8,199,135		$ 7,131,539	$ 6,380,514	$ 5,814,468	$ 4,022,234
Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 17,581		$ 499
Valuation Technique		Discounted cash flow		Discounted cash flow
Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 34,142		$ 33,373	34,050	34,147	33,284
Valuation Technique		Discounted cash flow		Matrix pricing
Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value				$ 649,858		521,199	201,195
Valuation Technique				Matrix pricing
Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 8,078,960		$ 6,371,739		5,212,561	3,727,803
Valuation Technique		Discounted cash flow		Matrix pricing
Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 21,821		$ 21,164	28,804	45,229	56,872
Valuation Technique		Discounted cash flow		Intex discounted cash flows
Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 46,631		$ 54,906	10,679	1,332	3,080
Valuation Technique		Discounted cash flow		Intex discounted cash flows
Reserve at Fair Value
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (21,143,511)		$ (18,096,009)	(17,002,372)	(17,052,283)	(11,943,461)
Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (15,733,827)		$ (14,495,312)
Valuation Technique		Discounted cash flow		Discounted cash flow
Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (3,678,280)		$ (2,545,396)
Valuation Technique		Discounted cash flow		Discounted cash flow
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 61,871		$ 2,350	35,969	11,583	8,666
Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates	[1]
Derivative Assets | Total Return Swap | Third Party Pricing Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ 61,871		$ 2,350
Valuation Technique		Third-Party Vendor		Third-Party Vendor
Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (11,940)		$ (33,812)	$ (55,960)	$ (757)	$ (29,251)
Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Spread and discount rates			[1]	[2]
Derivative liability | Total Return Swap | Third Party Pricing Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value		$ (11,940)		$ (33,812)
Valuation Technique		Third-Party Vendor		Third-Party Vendor
Minimum
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations				2.30%
Minimum | Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		204		206
Minimum | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		162		132
Minimum | Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread				94
Minimum | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		44		40
Minimum | Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate		0.00%		0.00%
Unobservable Input, Loss severity		12.00%		12.00%
Unobservable Input, Annual default rate		0.19%		0.19%
Minimum | Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate		0.00%		0.00%
Unobservable Input, Loss severity		12.00%		12.00%
Unobservable Input, Annual default rate		0.19%		0.19%
Minimum | Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		0.00%		0.00%
Unobservable Input, Surrenders		0.00%		0.00%
Unobservable Input, Mortality		0.00%	[2]	0.00%
Unobservable Input, Withdrawal Benefit Election		0.00%		0.00%
Minimum | Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		0.50%		0.50%
Unobservable Input, Mortality	[2]	0.00%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations				6.00%
Maximum | Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		204		206
Maximum | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		193		182
Maximum | Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread				492
Maximum | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		2,121		1,415
Maximum | Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate		25.00%		25.00%
Unobservable Input, Loss severity		100.00%		100.00%
Unobservable Input, Annual default rate		100.00%		100.00%
Maximum | Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate		25.00%		25.00%
Unobservable Input, Loss severity		100.00%		100.00%
Unobservable Input, Annual default rate		100.00%		100.00%
Maximum | Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations		25.00%		25.00%
Unobservable Input, Surrenders		25.00%		25.00%
Unobservable Input, Mortality		100.00%	[2]	100.00%
Unobservable Input, Withdrawal Benefit Election		50.00%		50.00%
Maximum | Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders		35.00%		35.00%
Unobservable Input, Mortality	[2]	100.00%
Weighted Average | Available-for-sale Securities | States and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		204		206
Weighted Average | Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		183		165
Weighted Average | Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread				193
Weighted Average | Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread		183		234

[1]	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
[2]	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table for MVLO and actively issued GMWB and GMAB and the 1994 MGDB Mortality Table for all other GMWB and GMAB.